Supplemental information on oil and gas producing activities (Details 5) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration for and evaluation of mineral resources [Abstract]
Net change in sales and transfer prices and in production cost (lifting) related to future production	$ 26,918,170	$ 3,603,876	$ (50,472,025)
Changes in estimated future development costs	(1,978,913)	(4,767,340)	592,529
Sales and transfer of oil and gas produced, net of production costs	(30,805,987)	(23,270,907)	(25,726,047)
Net change due to extension discoveries	284,374	154,352	(93,190)
Net change due to purchase and sales of minerals in place	211,777	(83,450)	0
Net change due to revisions in quantity estimates	9,090,882	(2,570,103)	(985,217)
Previously estimated development costs incurred during the period	3,482,570	5,042,697	10,769,369
Accretion of discount	4,416,512	5,423,781	11,321,221
Timing and other	11,934,458	6,394,404	(4,381,037)
Net change in income taxes	(6,462,611)	9,364,255	18,775,304
Aggregate change in the standardized measure of discounted future net cash flows for the year	$ 17,091,232	$ (708,435)	$ (40,199,093)